MARKETABLE SECURITIES - Position of gross unrealized losses and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Fair Value	$ 78,066	$ 89,976
Gross Unrealized losses	(8,211)	$ (1,285)
Less than 12 months
MARKETABLE SECURITIES
Fair Value	3,411
Gross Unrealized losses	(225)
12 months and greater
MARKETABLE SECURITIES
Fair Value	74,655
Gross Unrealized losses	$ (7,986)